UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, LLC
Address: 	120 S. LaSale Street
         	Suite 1750
         	Chicago, IL 60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Controller
Phone:    	312-445-2916
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    November 13, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	58

Form 13F Information Table Value Total:   	$286,498



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Plc Ireland          COM              G1151C101     6156   165165 SH       Sole                   165165
Allstate Corp                  COM              020002101     4557   148825 SH       Sole                   148825
American Elec Pwr              COM              025537101     5040   162634 SH       Sole                   162634
Amerityre Corp                 COM              03073V107       13    32200 SH       Sole                    32200
Apache Corp                    COM              037411105      257     2800 SH       Sole                     2800
Baxter Intl                    COM              071813109     4801    84205 SH       Sole                    84205
CME Group Inc Cl A             COM              12572Q105      403     1308 SH       Sole                     1308
Charles Schwab Corp            COM              808513105     5631   294030 SH       Sole                   294030
Coca Cola Co                   COM              191216100      269     5000 SH       Sole                     5000
Communications Intel Corp      COM              20338K106        1    10800 SH       Sole                    10800
Conocophillips                 COM              20825C104     4947   109533 SH       Sole                   109533
Corning Inc                    COM              219350105     4698   306831 SH       Sole                   306831
Devon Energy Corp New          COM              25179M103     6151    91361 SH       Sole                    91361
EOG Resources                  COM              26875P101     4117    49300 SH       Sole                    49300
Exxon Mobil Corp               COM              30231G102     2595    37818 SH       Sole                    37818
Fortune Brands                 COM              349631101     4311   100306 SH       Sole                   100306
General Electric               COM              369604103     7113   433202 SH       Sole                   433202
Honeywell Inc                  COM              438516106     3409    91758 SH       Sole                    91758
JP Morgan Chase & Co           COM              46625H100     6313   144076 SH       Sole                   144076
Johnson & Johnson              COM              478160104      808    13266 SH       Sole                    13266
Kroger                         COM              501044101     4360   211220 SH       Sole                   211220
Microsoft                      COM              594918104     6947   270109 SH       Sole                   270109
Mosaic Company                 COM              61945A107     4982   103644 SH       Sole                   103644
Nabors Industries Ltd Shs      COM              G6359F103     5711   273249 SH       Sole                   273249
Nestle SA ADR                  COM              641069406     7538   176575 SH       Sole                   176575
Novartis AG Sponsored ADR      COM              66987V109     7325   145390 SH       Sole                   145390
Pepsico                        COM              713448108      255     4339 SH       Sole                     4339
Pfizer Inc                     COM              717081103      236    14250 SH       Sole                    14250
Praxair Inc                    COM              74005P104     8282   101378 SH       Sole                   101378
Schlumberger                   COM              806857108     7356   123430 SH       Sole                   123430
Standard And Poors Depository  COM              78462F103     2113    20008 SH       Sole                    20008
Target Corp                    COM              87612E106     5435   116441 SH       Sole                   116441
Texas Instruments              COM              882508104     5284   223051 SH       Sole                   223051
Thermo Fisher Scientific       COM              883556102     4177    95650 SH       Sole                    95650
UnitedHealth Group             COM              91324P102     4527   180806 SH       Sole                   180806
Utility Sector Spdr            COM              81369Y886     5714   194810 SH       Sole                   194810
Wal-Mart                       COM              931142103     8093   164851 SH       Sole                   164851
Walgreen Co                    COM              931422109     6579   175588 SH       Sole                   175588
Weyerhaeuser Co                COM              962166104     4586   125139 SH       Sole                   125139
IShares Msci Emerging Mrkts Cl COM              464287234    15114 388443.416 SH     Sole               388443.416
Leucadia National              COM              527288104      922    37290 SH       Sole                    37290
Privatebancorp Inc             COM              742962103     4927   201450 SH       Sole                   201450
Taylor Capital Group           COM              876851106       66    10000 SH       Sole                    10000
Uranium Participation Corp     COM              917017105     3634   603800 SH       Sole                   603800
Blackrock Glbl Energy&Res Tr-C COM              09250U101    12877   570265 SH       Sole                   570265
Flaherty & Crumrine Pfd Inc Op COM              33848E106       73    10000 SH       Sole                    10000
Kayne Anderson Energy Developm COM              48660Q102    14380  1086946 SH       Sole                  1086946
Nuveen Quality Pfd Income Fund COM              67072C105      329    45500 SH       Sole                    45500
Tortoise Energy Infra          COM              89147L100    12385   462990 SH       Sole                   462990
Aberdeen Asia-Pacific Income F COM              003009107     4496 726400.000 SH     Sole               726400.000
Barclays Muni Bond ETF         COM              78464A458     9276 399115.000 SH     Sole               399115.000
Barclays Short Term Muni       COM              78464A425    21214 881700.000 SH     Sole               881700.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105     1427 137500.000 SH     Sole               137500.000
IShares GS$ Investop           COM              464287242     3938 36910.000 SH      Sole                36910.000
IShares Tr 1-3 Yr Trs Bd       COM              464287457     2386 28400.000 SH      Sole                28400.000
IShares Tr US Tips Bd Fd       COM              464287176     6832 66410.000 SH      Sole                66410.000
MS Emerging Mkts Domestic Fund COM              617477104      993 70100.000 SH      Sole                70100.000
Pimco Strtgc Glbl Gvt Fd Inc-C com              72200x104      139 13500.000 SH      Sole                13500.000
